EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2020
Earnings per share [abstract]
EARNINGS PER SHARE
NOTE 9 - EARNINGS PER SHARE

(in millions of Euros)	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Earnings attributable to equity holders of the parent used to calculate basic and diluted earnings per share	(33)	16	(64)	39
Number of shares attributable to equity holders of Constellium

(number of shares)	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Weighted average number of ordinary shares used to calculate basic earnings per share	137,901,336	136,700,491	137,903,307	136,344,030
Effect of other dilutive potential ordinary shares (A)	—	3,620,938	—	4,005,235
Weighted average number of ordinary shares used to calculate diluted earnings per share	137,901,336	140,321,429	137,903,307	140,349,265

(A)
For the six months and three months ended June 30, 2020, there were 4,878,787 and 4,880,758, potential ordinary shares that could have a dilutive impact, but were considered antidilutive due to negative earnings, respectively. For the six months and three months ended June 30, 2019, dilutive potential new ordinary shares to be issued were part of share-based compensation plans.

Earnings per share attributable to the equity holders of Constellium

(in Euro per share)	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Basic	(0.24)	0.12	(0.46)	0.29
Diluted	(0.24)	0.11	(0.46)	0.28